UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Partners

Government Securities Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current return.

Fund name change

During the fourth quarter of 2009, it is expected that the Fund’s name will change to Legg Mason Western Asset Government Securities Fund. There will be no change in the Fund’s investment objective or investment policies as a result of the name change.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Partners Government Securities Fund	I

Letter from the chairman continued

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” in 2008 that were triggered by the financial crisis. After starting the period at 0.76% and 2.25%, respectively, two- and ten-year Treasury yields drifted even lower (and their prices higher) in mid-January 2009. Yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 1.11% and 3.53%. Over the six months ended June 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as the six-month reporting period progressed, driving spread sector (non-Treasury) prices higher. For the six-month period ended June 30, 2009, the Barclays Capital U.S. Aggregate Indexiv returned 1.90%.

II	Legg Mason Partners Government Securities Fund

Performance review

For the six months ended June 30, 2009, Class A shares of Legg Mason Partners Government Securities Fund, excluding sales charges, returned 3.35%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Mortgage-Backed Securities Indexv, returned 2.91% for the same period. The Lipper U.S. Mortgage Funds Category Average1 returned 4.03% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 102 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Government Securities Fund	III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of June 30, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Government Securities Fund — Class A Shares	3.35%
Barclays Capital U.S. Mortgage-Backed Securities Index	2.91%
Lipper U.S. Mortgage Funds Category Average[1]	4.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class 1 shares[2] returned 3.48%, Class B shares returned 3.05%, Class C shares returned 2.98% and Class I shares returned 3.52% over the six months ended June 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
Performance figures reflect expense reimbursements and/or fee waivers, without which performance would have been lower.
The 30-Day SEC Yields for the period ended June 30, 2009 for Class 1, A, B, C and I shares were 3.49%, 3.35%, 2.84%, 2.77% and 3.88%, respectively. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class 1, A, B, C and I shares were 3.43%, 3.35%, 2.84%, 2.77% and 3.88%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated April 30, 2009, the gross total operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 0.76%, 0.99%, 1.60%, 1.85% and 0.59%, respectively.
As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%. This expense limitation may be reduced or terminated at any time.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 102 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

IV	Legg Mason Partners Government Securities Fund

do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to certain regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 31, 2009

Legg Mason Partners Government Securities Fund	V

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, fixed-income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The U.S. government guarantee of principal and interest payments only applies to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Barclays Capital (formerly Lehman Brothers) U.S. Mortgage-Backed Securities Index is an unmanaged index composed of securities backed by fifteen-year to thirty-year fixed-rate mortgage pools of Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

VI	Legg Mason Partners Government Securities Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class 1	3.48%	$1,000.00	$1,034.80	0.61%	$3.08
Class A	3.35	1,000.00	1,033.50	0.86	4.34
Class B	3.05	1,000.00	1,030.50	1.44	7.25
Class C	2.98	1,000.00	1,029.80	1.59	8.00
Class I	3.52	1,000.00	1,035.20	0.53	2.67

[1]	For the six months ended June 30, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class 1	5.00%	$1,000.00	$1,021.77	0.61%	$3.06
Class A	5.00	1,000.00	1,020.53	0.86	4.31
Class B	5.00	1,000.00	1,017.65	1.44	7.20
Class C	5.00	1,000.00	1,016.91	1.59	7.95
Class I	5.00	1,000.00	1,022.17	0.53	2.66

[1]	For the six months ended June 30, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2009

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND
FACE AMOUNT	SECURITY	VALUE

MORTGAGE-BACKED SECURITIES — 86.0%
	FHLMC — 9.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
$20,515	8.000% due 7/1/20(a)	$22,129
922,771	9.500% due 1/1/21(a)	1,023,152
187,225	4.988% due 2/1/32(a)(b)	192,163
1,627,782	3.392% due 4/1/32(a)(b)	1,640,956
512,135	3.278% due 5/1/32(a)(b)	516,887
313,333	5.704% due 7/1/32(a)(b)	317,727
1,616,823	5.000% due 8/1/33(a)	1,653,644
2,094,098	5.126% due 4/1/34(a)(b)	2,139,214
3,502,749	6.382% due 10/1/36(a)(b)	3,694,629
525,063	6.221% due 12/1/36(a)(b)	557,484
325,957	5.854% due 1/1/37(a)(b)	342,516
1,481,661	6.135% due 1/1/37(a)(b)	1,580,266
352,829	5.753% due 2/1/37(a)(b)	371,159
630,887	6.418% due 2/1/37(a)(b)	662,425
1,288,146	5.741% due 4/1/37(a)(b)	1,354,353
1,279,921	5.640% due 5/1/37(a)(b)	1,342,669
694,158	5.867% due 5/1/37(a)(b)	729,429
879,284	5.923% due 5/1/37(a)(b)	926,612
6,444,038	5.835% due 11/1/37(a)(b)	6,758,846
1,103,410	5.606% due 12/1/37(a)(b)	1,155,516
	Gold:
2,184,190	6.000% due 7/1/10 - 1/1/32(a)	2,304,130
3,065,781	7.000% due 5/1/11 - 7/1/32(a)	3,315,591
5,158,739	6.500% due 1/1/16 - 4/1/37(a)	5,488,801
6,698	8.000% due 12/1/19(a)	7,214
16,089,100	5.500% due 7/1/21 - 4/1/38(a)	16,749,516
7,029,235	5.000% due 9/1/33(a)	7,189,314
200,000	5.000% due 7/13/39(a)(c)	203,406
	Total FHLMC	62,239,748
	FNMA — 64.6%
	Federal National Mortgage Association (FNMA):
2,923,429	7.000% due 5/1/11 - 6/1/32(a)	3,203,848
12,698	12.500% due 9/1/15 - 1/1/16(a)	14,449
24,616	12.000% due 1/1/16(a)	28,638
63,148,134	5.500% due 5/1/16 - 6/1/38(a)	65,466,425
13,159,959	6.500% due 7/1/16 - 11/1/37(a)	14,068,377
73,977,227	5.000% due 2/1/18 - 8/1/38(a)	75,630,445

See Notes to Financial Statements.

4	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND
FACE AMOUNT	SECURITY	VALUE

	FNMA — 64.6% continued
$388,668	8.500% due 8/1/19 - 10/1/30(a)	$425,948
566	11.500% due 9/1/19(a)	640
7,128	10.500% due 8/1/20(a)	8,182
81,400,000	5.000% due 7/16/24 - 7/13/39(a)(c)	82,904,636
1,352,320	7.500% due 8/1/28 - 4/1/32(a)	1,475,885
119,840,731	6.000% due 2/1/29 - 12/1/37(a)	125,524,071
95,629	3.486% due 6/1/32(a)(b)	96,782
1,477,033	4.758% due 1/1/35(a)(b)	1,528,918
2,113,971	4.851% due 1/1/35(a)(b)	2,169,375
1,035,767	4.699% due 2/1/35(a)(b)	1,066,511
747,240	4.772% due 2/1/35(a)(b)	773,862
435,481	4.652% due 9/1/35(a)(b)	449,969
802,698	5.809% due 6/1/36(a)(b)	833,717
1,533,189	5.702% due 7/1/37(a)(b)	1,570,022
3,769,658	6.509% due 7/1/37(a)(b)	3,958,073
489,136	5.738% due 8/1/37(a)(b)	511,257
9,469,398	4.500% due 3/1/38 - 4/1/38(a)	9,465,813
8,450,000	4.500% due 7/13/39(a)(c)	8,434,156
4,500,000	5.500% due 7/13/39(a)(c)	4,645,548
	Total FNMA	404,255,547
	GNMA — 11.5%
	Government National Mortgage Association (GNMA):
182,780	8.500% due 6/15/25	198,045
2,868,868	7.000% due 2/15/28 - 11/15/31	3,135,241
592,127	7.500% due 4/15/29 - 10/15/31	648,522
22,609,739	6.500% due 10/15/31 - 9/20/36	24,038,443
2,745,438	6.000% due 11/15/32 - 11/15/37	2,881,012
20,836,616	5.000% due 5/15/33 - 9/15/33	21,316,402
5,000,000	4.000% due 7/20/39(c)	4,826,500
1,500,000	4.500% due 7/20/39(c)	1,494,003
12,800,000	5.000% due 7/20/39(c)	13,016,026
300,000	6.000% due 7/20/39(c)	312,500
	Total GNMA	71,866,694
	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $519,911,215)	538,361,989
ASSET-BACKED SECURITIES — 3.7%
FINANCIALS — 3.7%
	Credit Card — 0.3%
3,258,881	Compucredit Acquired Portfolio Voltage Master Trust, 0.489% due 9/15/18(b)(d)	1,792,384

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND
FACE AMOUNT	SECURITY	VALUE

	Home Equity — 3.2%
$81,238	Aames Mortgage Investment Trust, 0.464% due 8/25/35(b)(d)	$76,961
	ACE Securities Corp.:
251,756	0.444% due 2/25/31(b)	151,896
1,451,111	0.834% due 4/25/34(b)	934,878
1,279,000	0.484% due 1/25/36(b)	134,046
897,477	0.664% due 2/25/36(b)	730,560
388,672	0.714% due 8/25/45(b)	314,921
550,538	Ameriquest Mortgage Securities Inc., 0.684% due 8/25/34(b)	502,814
1,583,377	Argent Securities Inc., 3.623% due 5/25/34	1,008,149
1,335,124	Bayview Financial Acquisition Trust, 0.578% due 4/28/36(b)	828,829
74,628	Bear Stearns Asset-Backed Securities Trust, 0.664% due 9/25/34(b)	69,254
18,925	Bravo Mortgage Asset Trust, 0.444% due 7/25/36(b)(d)(e)	18,775
	Countrywide Asset-Backed Certificates:
170,109	4.800% due 5/25/32(b)	115,869
1,579,436	0.644% due 7/25/36(b)(d)	553,420
1,765,410	1.214% due 10/25/47(b)	1,094,503
	Countrywide Home Equity Loan Trust:
3,772,013	0.569% due 3/15/30(b)	960,267
1,071,877	0.609% due 2/15/34(b)	370,695
3,135,281	0.579% due 5/15/34(b)(d)	627,056
368,760	0.459% due 7/15/36(b)	111,068
389,055	0.869% due 8/15/37(b)(e)	174,180
2,549,925	EMC Mortgage Loan Trust, 0.764% due 12/25/42(b)(d)(e)	1,759,685
727,518	GMAC Mortgage Corp. Loan Trust, 0.524% due 11/25/36(b)	222,752
	GSAMP Trust:
260,292	0.714% due 2/25/33(b)	145,268
1,337,559	0.914% due 6/25/34(b)	835,236
144,718	0.404% due 5/25/36(b)	18,128
443,079	Indymac Seconds Asset Backed Trust, 0.444% due 6/25/36(b)	31,532
	Lehman XS Trust:
153,027	0.384% due 6/25/46(b)	107,119
1,441,497	0.384% due 8/25/46(b)	1,169,793
2,304,970	Merrill Lynch First Franklin Mortgage Loan Trust, 1.814% due 10/25/37(b)	1,112,378
66,691	New Century Home Equity Loan Trust, 1.964% due 11/25/33(b)	46,774
1,642,515	Novastar Home Equity Loan, 0.994% due 9/25/33(b)	847,464
	RAAC Series:
2,275,895	0.584% due 5/25/36(b)(d)	772,157
173,516	0.564% due 2/25/37(b)(d)	81,261

See Notes to Financial Statements.

6	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND
FACE AMOUNT	SECURITY	VALUE

	Home Equity — 3.2% continued
$997,605	Renaissance Home Equity Loan Trust, 0.814% due 12/25/33(b)	$476,244
	SACO I Trust:
980,955	0.484% due 3/25/36(b)	154,614
1,749,970	0.444% due 6/25/36(b)	121,426
394,205	0.444% due 7/25/36(b)	31,660
538,966	Structured Asset Investment Loan Trust, 0.994% due 1/25/33(b)	259,525
858,699	Structured Asset Securities Corp., 0.424% due 2/25/36(b)(d)	95,453
	Truman Capital Mortgage Loan Trust:
5,009,066	0.574% due 3/25/36(b)(d)(e)	2,629,760
628,479	0.744% due 3/25/37(b)(d)(e)	373,945
	Total Home Equity	20,070,315
	Student Loan — 0.2%
1,030,000	Nelnet Student Loan Trust, 2.572% due 4/25/24(b)	1,016,971
196,022	SLM Student Loan Trust, 1.082% due 7/25/17(b)	195,904
	Total Student Loan	1,212,875
	TOTAL ASSET-BACKED SECURITIES (Cost — $48,335,503)	23,075,574
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4%
	Adjustable Rate Mortgage Trust:
1,363,848	0.584% due 2/25/36(b)	682,797
10,742,421	Whole Loan, 5.041% due 7/25/35(b)	6,808,918
	American Home Mortgage Assets:
2,525,853	0.504% due 10/25/46(b)	1,030,222
1,822,185	0.628% due 12/25/46(b)	740,329
91,150	American Home Mortgage Investment Trust, 0.394% due 6/25/46(b)	75,852
60,000	Banc of America Commercial Mortgage Inc., 5.837% due 6/10/49(b)	42,632
3,294,718	Banc of America Funding Corp., 5.335% due 11/20/35(b)	1,868,334
587,269	Bear Stearns Alternate-A Trust, 0.994% due 9/25/34(b)	299,754
257,776	Bear Stearns ARM Trust, 5.032% due 2/25/36(b)	141,028
1,309,444	CBA Commercial Small Balance Commercial Mortgage, 0.564% due 6/25/38(b)(d)(e)	637,568
	Countrywide Alternative Loan Trust:
1,544,855	0.604% due 5/25/34(b)	909,913
595,151	0.574% due 6/25/35(b)	277,992
1,568,672	0.545% due 7/20/35(b)	697,949
145,651	2.650% due 7/20/35(b)	64,093
615,061	0.644% due 10/25/35(b)	265,340
156,464	0.644% due 11/20/35(b)	70,907

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND
FACE AMOUNT	SECURITY	VALUE

$156,464	0.694% due 11/20/35(b)	$26,351
108,425	0.584% due 1/25/36(b)	47,506
875,861	0.614% due 1/25/36(b)	396,695
596,976	0.515% due 7/20/46(b)	230,478
1,035,021	0.504% due 9/25/46(b)	393,067
	Countrywide Home Loan:
1,151,133	5.250% due 11/25/33	1,100,445
2,687,257	0.714% due 9/25/35(b)(d)	1,820,026
371,841	Mortgage Pass-Through Trust, 0.614% due 5/25/35(b)	167,137
182,406	Mortgage Pass-Through Trust, Whole Loan, 5.071% due 5/19/33(b)	156,622
	Countrywide Home Loans:
438,366	0.734% due 11/25/34(b)(d)	303,606
213,231	Series 2005-R1, Class 1AF1, 0.674% due 3/25/35(b)(d)	150,731
656,025	CS First Boston Mortgage Securities Corp., Whole Loan, 7.500% due 5/25/32	582,504
1,920,000	Deutsche Mortgage Securities Inc., 5.112% due 6/26/35(b)(d)	1,245,304
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	4.500% due 4/15/32(a)	121,266
1,125,146	PAC IO, 5.000% due 5/15/23(a)(f)	98,178
70,000	GE Capital Commercial Mortgage Corp., 5.543% due 12/10/49	48,559
323,353	Greenpoint Mortgage Funding Trust, 0.414% due 9/25/46(b)	260,124
	GSMPS Mortgage Loan Trust:
3,282,826	5.404% due 6/25/34(b)(d)	1,512,171
2,374,469	0.664% due 1/25/35(b)(d)	1,541,723
355,663	0.664% due 9/25/35(b)(d)	245,323
	Harborview Mortgage Loan Trust:
589,981	0.523% due 11/19/36(b)	229,462
1,086,269	0.513% due 9/19/46(b)	466,375
	IMPAC CMB Trust:
402,560	1.094% due 10/25/34(b)	211,782
1,267,398	1.054% due 11/25/34(b)	661,459
1,071,895	1.014% due 3/25/35(b)	508,605
	IMPAC Secured Assets Corp.:
231,310	1.114% due 11/25/34(b)	111,154
769,187	0.634% due 3/25/36(b)	316,835
115,236	0.514% due 5/25/36(b)	42,382
	Indymac Index Mortgage Loan Trust:
474,333	4.862% due 3/25/35(b)	243,807
1,597,137	5.264% due 10/25/35(b)	1,029,540

See Notes to Financial Statements.

8	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND
FACE AMOUNT	SECURITY	VALUE

$820,000	JPMorgan Commercial Mortgage Securities Corp., 5.429% due 12/12/43	$665,038
140,000	LB-UBS Commercial Mortgage Trust, 5.661% due 3/15/39(b)	118,143
820,573	Lehman XS Trust, (Structured Asset Securities Corp.), 0.614% due 11/25/35(b)	350,880
967,953	Long Beach Mortgage Loan Trust, 1.139% due 9/25/31(b)	547,926
435,131	Luminent Mortgage Trust, 0.504% due 5/25/46(b)	162,813
	MASTR ARM Trust:
30,130	5.372% due 12/25/34(b)	19,840
373,912	0.524% due 4/25/46(b)	153,387
474,513	0.514% due 5/25/47(b)	192,370
1,460,275	MASTR Reperforming Loan Trust, 5.881% due 5/25/36(b)(d)	1,089,991
105,000	Merrill Lynch Mortgage Trust, 5.840% due 5/12/39(b)	85,769
	Morgan Stanley Mortgage Loan Trust:
540,135	4.785% due 8/25/34(b)	380,549
830,665	0.464% due 3/25/36(b)	150,908
185,961	0.384% due 6/25/36(b)	155,564
	Nomura Asset Acceptance Corp.:
159,580	6.500% due 3/25/34(d)	135,349
245,280	6.500% due 10/25/34(b)(d)	204,710
774,942	Novastar Mortgage-Backed Notes, 0.504% due 9/25/46(b)	323,828
21,156	Opteum Mortgage Acceptance Corp., 0.404% due 4/25/36(b)	20,894
	Prime Mortgage Trust:
995,477	0.814% due 2/25/35(b)	568,134
3,203,478	6.000% due 5/25/35(d)	2,230,982
119,730	Provident Funding Mortgage Loan Trust, 4.322% due 5/25/35(b)	79,200
87,497	Puma Finance Ltd., 1.356% due 8/9/35(b)(d)	72,326
278,505	Residential Asset Mortgage Products Inc., 0.764% due 6/25/33(b)(d)(e)	161,212
	Structured ARM Loan Trust:
3,289,676	5.185% due 8/25/34(b)	2,334,554
193,416	2.713% due 11/25/34(b)	137,592
477,720	0.564% due 2/25/35(b)	209,306
258,304	0.544% due 5/25/35(b)	116,251
3,624,637	5.347% due 5/25/35(b)	2,000,129
	Structured Asset Mortgage Investments Inc.:
456,593	0.494% due 7/25/46(b)	188,348
342,444	0.504% due 7/25/46(b)	120,429
	Structured Asset Securities Corp.:
1,722,376	4.449% due 9/25/33(b)	1,288,989

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND
FACE AMOUNT	SECURITY	VALUE

$574,179	0.664% due 6/25/35(b)(d)	$317,093
	Thornburg Mortgage Securities Trust:
185,201	6.190% due 9/25/37(b)	119,228
193,202	6.208% due 9/25/37(b)	139,951
81,934	0.764% due 3/25/44(b)	73,792
	Washington Mutual Inc., Mortgage Pass-Through Certificates:
2,436,185	0.634% due 8/25/45(b)	1,325,112
192,719	0.604% due 10/25/45(b)	101,087
368,655	0.594% due 11/25/45(b)	168,057
1,433,181	0.584% due 12/25/45(b)	679,195
157,350	0.604% due 12/25/45(b)	73,742
327,451	Whole Loan, 2.928% due 6/25/33(b)	256,026
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $75,136,375)	46,401,539
CORPORATE BONDS & NOTES — 0.1%
INDUSTRIALS — 0.1%
	Road & Rail — 0.1%
780,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17(d) (Cost — $748,259)	756,600
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.1%
	U.S. Government Agencies — 2.1%
10,000,000	Federal Home Loan Bank (FHLB), 1.050% due 2/23/10	10,041,690
2,900,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 0.246% due 10/19/09(a)(b)	2,899,803
	Total U.S. Government Agencies	12,941,493
	U.S. Government Obligations — 0.0%
60,000	U.S. Treasury Notes, 4.000% due 8/15/18	62,254
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $12,953,844)	13,003,747
U.S. TREASURY INFLATION PROTECTED SECURITIES — 5.7%
	U.S. Government Obligations — 5.7%
560,374	U.S. Treasury Bonds, Inflation Indexed, 2.375% due 1/15/27(g)	581,388
35,284,739	U.S. Treasury Notes, Inflation Indexed, 0.875% due 4/15/10	35,328,845
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $35,625,861)	35,910,233
SHARES
PREFERRED STOCKS — 0.0%
FINANCIALS — 0.0%
	Thrifts & Mortgage Finance — 0.0%
81,075	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%(a)(b)*	98,911

See Notes to Financial Statements.

10	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND
SHARES	SECURITY	VALUE

	Thrifts & Mortgage Finance — 0.0% continued
58,275	Federal National Mortgage Association (FNMA), 8.250%(a)(b)*	$78,089
	TOTAL PREFERRED STOCKS (Cost — $3,483,750)	177,000
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $696,194,807)	657,686,682
FACE AMOUNT
SHORT-TERM INVESTMENTS — 13.6%
	U.S. Government Agencies — 1.3%
$2,700,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.451% due 1/6/10(h)	2,695,677
	Federal National Mortgage Association (FNMA), Discount Notes:
3,000,000	0.351% due 10/30/09(a)(h)	2,998,539
2,484,000	0.401% due 1/25/10 (a)(g)(h)	2,479,623
	Total U.S. Government Agencies (Cost — $8,168,351)	8,173,839
	U.S. Government Obligation — 8.0%
50,000,000	U.S. Treasury Bills, 0.170% due 10/29/09(h) (Cost — $49,971,750)	49,970,000
	Repurchase Agreement — 4.3%
27,156,000	Morgan Stanley tri-party repurchase agreement dated 6/30/09, 0.030% due 7/1/09; Proceeds at maturity — $27,156,023; (Fully collateralized by various U.S. government agency obligations, 2.500% to 4.250% due 7/15/09 to 4/23/14; Market value — $28,002,753) (Cost — $27,156,000)	27,156,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $85,296,101)	85,299,839
	TOTAL INVESTMENTS — 118.6% (Cost — $781,490,908#)	742,986,521
	Liabilities in Excess of Other Assets — (18.6)%	(116,717,212)
	TOTAL NET ASSETS — 100.0%	$626,269,309

*	Non-income producing security.

(a)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Illiquid security.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

June 30, 2009

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

SCHEDULE OF WRITTEN OPTIONS
CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
375	Eurodollar Futures, Call	9/14/09	$97.63	$1,600,781
	TOTAL WRITTEN OPTIONS (Premiums received — $290,675)			$1,600,781

Abbreviations used in this schedule:
ARM	—Adjustable Rate Mortgage
CMB	—Cash Management Bill
GMAC	—General Motors Acceptance Corp.
GSAMP	—Goldman Sachs Alternative Mortgage Products
IO	—Interest Only
MASTR	—Mortgage Asset Securitization Transactions Inc.
PAC	—Planned Amortization Class

See Notes to Financial Statements.

12	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2009

ASSETS:
Investments, at value (Cost — $781,490,908)	$742,986,521
Cash	809
Receivable for securities sold	47,352,484
Interest receivable	2,353,902
Receivable for Fund shares sold	444,367
Principal paydown receivable	76,686
Prepaid expenses	32,792
Total Assets	793,247,561
LIABILITIES:
Payable for securities purchased	162,678,692
Payable for Fund shares repurchased	1,614,442
Written options, at value (premium received $290,675)	1,600,781
Investment management fee payable	280,544
Distribution fees payable	171,245
Payable to broker — variation margin on open futures contracts	146,532
Distributions payable	95,276
Trustees’ fees payable	12,962
Accrued expenses	377,778
Total Liabilities	166,978,252
TOTAL NET ASSETS	$626,269,309
NET ASSETS:
Par value (Note 7)	$665
Paid-in capital in excess of par value	694,013,953
Undistributed net investment income	673,079
Accumulated net realized loss on investments, futures contracts and written options	(28,745,347)
Net unrealized depreciation on investments, futures contracts and written options	(39,673,041)
TOTAL NET ASSETS	$626,269,309

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	13

Statement of assets and liabilities (unaudited) continued

June 30, 2009

Shares Outstanding:
Class 1	5,782,941
Class A	45,777,810
Class B	7,114,131
Class C	7,586,173
Class I	287,616
Net Asset Value:
Class 1 (and redemption price)	$9.42
Class A (and redemption price)	$9.41
Class B*	$9.42
Class C*	$9.42
Class I (and redemption price)	$9.44
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$9.83

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2009

INVESTMENT INCOME:
Interest	$14,499,149
EXPENSES:
Investment management fee (Note 2)	1,741,452
Distribution fees (Notes 2 and 5)	1,055,234
Transfer agent fees (Note 5)	581,933
Shareholder reports (Note 5)	47,495
Legal fees	33,960
Registration fees	30,361
Audit and tax	19,264
Insurance	5,785
Trustees’ fees	5,686
Custody fees	5,488
Miscellaneous expenses	8,095
Total Expenses	3,534,753
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(417,480)
Net Expenses	3,117,273
NET INVESTMENT INCOME	11,381,876
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND WRITTEN OPTIONS (NOTES 1, 3 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	5,619,326
Futures contracts	(534,869)
Written options	498,947
Net Realized Gain	5,583,404
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(185,657)
Futures contracts	3,775,571
Written options	(56,046)
Change in Net Unrealized Appreciation/Depreciation	3,533,868
NET GAIN ON INVESTMENTS, FUTURES CONTRACTS AND WRITTEN OPTIONS	9,117,272
INCREASE IN NET ASSETS FROM OPERATIONS	$20,499,148

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	15

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008
OPERATIONS:
Net investment income	$11,381,876	$26,537,083
Net realized gain	5,583,404	8,431,444
Change in net unrealized appreciation/depreciation	3,533,868	(28,252,982)
Increase in Net Assets From Operations	20,499,148	6,715,545
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(11,131,461)	(26,978,622)
Decrease in Net Assets From Distributions to Shareholders	(11,131,461)	(26,978,622)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	74,411,330	127,676,742
Reinvestment of distributions	10,644,288	23,866,990
Cost of shares repurchased	(102,757,356)	(186,566,218)
Net assets of shares issued in connection with merger (Note 8)	—	38,794,458
Increase (Decrease) in Net Assets From Fund Share Transactions	(17,701,738)	3,771,972
DECREASE IN NET ASSETS	(8,334,051)	(16,491,105)
NET ASSETS:
Beginning of period	634,603,360	651,094,465
End of period*	$626,269,309	$634,603,360
* Includes undistributed net investment income of:	$673,079	$422,664

See Notes to Financial Statements.

16	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS 1 SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.28	$9.59	$9.67	$9.74	$9.87	$9.89
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.18	0.44	0.48	0.42	0.37	0.34
Net realized and unrealized gain (loss)	0.14	(0.31)	(0.07)	(0.02)	(0.13)	0.02
Total income from operations	0.32	0.13	0.41	0.40	0.24	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.44)	(0.49)	(0.47)	(0.37)	(0.38)
Return of capital	—	—	—	—	—	(0.00)[4]
Total distributions	(0.18)	(0.44)	(0.49)	(0.47)	(0.37)	(0.38)
NET ASSET VALUE, END OF PERIOD	$9.42	$9.28	$9.59	$9.67	$9.74	$9.87
Total return[5]	3.48%	1.39%	4.32%	4.22%	2.50%	3.76%
NET ASSETS, END OF PERIOD (MILLIONS)	$54	$57	$66	$74	$84	$96
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.81%[6]	0.76%	0.86%	0.77%[7]	0.87%	0.84%
Net expenses	0.61 [6,8,9]	0.56 [8,9,10]	0.62 [8,9,10]	0.76 [7,8]	0.87	0.82 [8]
Net investment income	3.96 [6]	4.60	5.01	4.41	3.73	3.45
PORTFOLIO TURNOVER RATE[11]	19%	23%	88%	266%	141%	138%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For a share of capital stock outstanding for the periods prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.74%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.73% for Class 1 shares until May 1, 2009. Effective July 27, 2007, management has agreed to voluntarily waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses for Class 1 shares to 0.25% lower than Class A shares’ total annual operating expenses.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 168% for the six months ended June 30, 2009 and 276%, 499%, 615%, 315% and 292% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	17

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.27	$9.58	$9.66	$9.73	$9.86	$9.88
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.17	0.41	0.46	0.40	0.35	0.33
Net realized and unrealized gain (loss)	0.14	(0.30)	(0.08)	(0.03)	(0.12)	0.02
Total income from operations	0.31	0.11	0.38	0.37	0.23	0.35
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.42)	(0.46)	(0.44)	(0.36)	(0.37)
Return of capital	—	—	—	—	—	(0.00)[4]
Total distributions	(0.17)	(0.42)	(0.46)	(0.44)	(0.36)	(0.37)
NET ASSET VALUE, END OF PERIOD	$9.41	$9.27	$9.58	$9.66	$9.73	$9.86
Total return[5]	3.35%	1.14%	4.11%	3.98%	2.36%	3.63%
NET ASSETS, END OF PERIOD (MILLIONS)	$431	$430	$421	$312	$339	$358
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.97%[6]	0.97%	1.00%	0.99%[7]	1.00%	0.98%
Net expenses	0.86 [6,8,9]	0.81 [8,9,10]	0.82 [8,9,10]	0.98 [7,8]	1.00	0.97 [8]
Net investment income	3.72 [6]	4.35	4.81	4.19	3.60	3.30
PORTFOLIO TURNOVER RATE[11]	19%	23%	88%	266%	141%	138%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For a share of capital stock outstanding for the periods prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.97% and 0.96%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.81% for Class A shares until May 1, 2009. On December 5, 2008, the contractual expense limitation was reduced from 0.81% to 0.80%.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 168% for the six months ended June 30, 2009 and 276%, 499%, 615%, 315% and 292% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

18	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.28	$9.59	$9.67	$9.74	$9.87	$9.89
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.15	0.36	0.41	0.34	0.30	0.27
Net realized and unrealized gain (loss)	0.13	(0.30)	(0.08)	(0.03)	(0.12)	0.03
Total income from operations	0.28	0.06	0.33	0.31	0.18	0.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.37)	(0.41)	(0.38)	(0.31)	(0.32)
Return of capital	—	—	—	—	—	(0.00)[4]
Total distributions	(0.14)	(0.37)	(0.41)	(0.38)	(0.31)	(0.32)
NET ASSET VALUE, END OF PERIOD	$9.42	$9.28	$9.59	$9.67	$9.74	$9.87
Total return[5]	3.05%	0.60%	3.54%	3.32%	1.80%	3.09%
NET ASSETS, END OF PERIOD (MILLIONS)	$67	$72	$81	$72	$89	$103
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.63%[6]	1.58%	1.66%	1.62%[7]	1.55%	1.51%
Net expenses	1.44 [6,8,9]	1.35 [8,9,10]	1.37 [8,9,10]	1.62 [7,8]	1.55	1.50 [8]
Net investment income	3.13 [6]	3.81	4.22	3.55	3.04	2.77
PORTFOLIO TURNOVER RATE[11]	19%	23%	88%	266%	141%	138%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For a share of capital stock outstanding for the periods prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.60% and 1.60%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.35% for Class B shares until May 1, 2009.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 168% for the six months ended June 30, 2009 and 276%, 499%, 615%, 315% and 292% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	19

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2008		2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.28	$9.59		$9.67	$9.74	$9.87	$9.88
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.14	0.35		0.40	0.37	0.31	0.28
Net realized and unrealized gain (loss)	0.14	(0.31)		(0.07)	(0.03)	(0.13)	0.04
Total income from operations	0.28	0.04		0.33	0.34	0.18	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.35)		(0.41)	(0.41)	(0.31)	(0.33)
Return of capital	—	—		—	—	—	(0.00)[4]
Total distributions	(0.14)	(0.35)		(0.41)	(0.41)	(0.31)	(0.33)
NET ASSET VALUE, END OF PERIOD	$9.42	$9.28		$9.59	$9.67	$9.74	$9.87
Total return[5]	2.98%	0.47%		3.54%	3.65%	1.87%	3.29%
NET ASSETS, END OF PERIOD (MILLIONS)	$71	$74		$73	$10	$14	$17
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.72%[6]	1.83%		1.59%	1.34%[7]	1.45%	1.44%
Net expenses	1.59 [6,8,9]	1.47	[8],[9,10]	1.38 [8,9,10]	1.31 [7,8]	1.45	1.42 [8]
Net investment income	2.99 [6]	3.70		4.25	3.85	3.14	2.84
PORTFOLIO TURNOVER RATE[11]	19%	23%		88%	266%	141%	138%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For a share of capital stock outstanding for the periods prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.33% and 1.29%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.38% for Class C shares until May 1, 2008 and 1.52% for the period from May 1, 2008 until May 1, 2009.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 168% for the six months ended June 30, 2009 and 276%, 499%, 615%, 315% and 292% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

20	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2008	2007	2006[3]	2005[3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$9.30	$9.60	$9.68	$9.75	$9.88	$9.89
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.19	0.45	0.49	0.44	0.39	0.36
Net realized and unrealized gain (loss)	0.14	(0.30)	(0.07)	(0.03)	(0.12)	0.04
Total income from operations	0.33	0.15	0.42	0.41	0.27	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.45)	(0.50)	(0.48)	(0.40)	(0.41)
Return of capital	—	—	—	—	—	(0.00)[4]
Total distributions	(0.19)	(0.45)	(0.50)	(0.48)	(0.40)	(0.41)
NET ASSET VALUE, END OF PERIOD	$9.44	$9.30	$9.60	$9.68	$9.75	$9.88
Total return[5]	3.52%	1.58%	4.46%	4.39%	2.75%	4.09%
NET ASSETS, END OF PERIOD (MILLIONS)	$3	$2	$10	$101	$104	$220
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.60%[6]	0.59%	0.58%	0.60%[7]	0.59%	0.59%
Net expenses	0.53 [6,8,9]	0.48 [8,9,10]	0.48 [8,9,10]	0.59 [7,8]	0.59	0.57 [8]
Net investment income	4.06 [6]	4.68	5.11	4.58	3.97	3.70
PORTFOLIO TURNOVER RATE[11]	19%	23%	88%	266%	141%	138%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For a share of capital stock outstanding for the periods prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.58% and 0.57%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.48% for Class I shares until May 1, 2009.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 168% for the six months ended June 30, 2009 and 276%, 499%, 615%, 315% and 292% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Government Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 24, 2009, the issuance date of the financial statements.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments:
Mortgage-backed securities	—	$538,361,989	—	$538,361,989
Asset-backed securities	—	19,897,689	$3,177,885	23,075,574
Collateralized mortgage obligations	—	45,602,759	798,780	46,401,539
Corporate bond & note	—	756,600	—	756,600
U.S. government & agency obligations	—	13,003,747	—	13,003,747
U.S. treasury inflation protected securities	—	35,910,233	—	35,910,233
Preferred stock	$177,000	—	—	177,000
Total long-term investments	$177,000	$653,533,017	$3,976,665	$657,686,682
Short-term investments:
U.S. government agencies	—	$8,173,839	—	$8,173,839
U.S. government obligation	—	49,970,000	—	49,970,000
Repurchase agreement	—	27,156,000	—	27,156,000
Total short-term investments	—	$85,299,839	—	$85,299,839
Total investments	$177,000	$738,832,856	$3,976,665	$742,986,521
Other financial instruments:
Written options	$(1,600,781)	—	—	$(1,600,781)
Futures contracts	141,452	—	—	141,452
Total other financial instruments	$(1,459,329)	—	—	$(1,459,329)
Total	$(1,282,329)	$738,832,856	$3,976,665	$741,527,192

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	ASSET- BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	TOTAL
Balance as of December 31, 2008	$2,865,700	$839,226	$3,704,926
Accrued premiums/discounts	116	—	116
Realized gain (loss)[1]	537	(24)	513
Change in unrealized appreciation (depreciation)[2]	(41,414)	(46,500)	(87,914)
Net purchases (sales)	(230,681)	(51,256)	(281,937)
Transfers in and/or out of Level 3	583,627	57,334	640,961
Balance as of June 30, 2009	$3,177,885	$798,780	$3,976,665
Net unrealized appreciation (depreciation) for investments in securities still held at June 30, 2009	$(2,830,026)	$(790,435)	$(3,620,461)

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract

24	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value or interest rate of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount or lower interest rate) will be reduced. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage dollar rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the TBA market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Stripped securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities

26	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Credit and market risk. Investments in securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(k) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(m) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses in the Statement of Operations.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $2 billion	0.550%
Next $2 billion	0.500
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Management had agreed to contractually waive fees and/or reimburse expenses to limit total annual operating expenses to 0.73%, 0.80%, 1.35%, 1.52% and 0.48% for Class 1, Class A, Class B, Class C and Class I shares, respectively, until May 1, 2009.

Management has agreed to voluntarily waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit

28	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

total annual operating expenses for Class 1 shares to 0.25% lower than Class A shares’ total annual operating expenses.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

During the six months ended June 30, 2009, LMPFA waived a portion of its investment management fee and/or reimbursed Fund expenses in the amount of $417,480.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% after the first year and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2009, LMIS and its affiliates received sales charges of approximately $36,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$1,000	$19,000	$3,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2009, the Fund had accrued $2,332 as deferred compensation payable.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS
Purchases	$2,766,642	$1,202,841,313
Sales	22,723,309	1,252,028,137

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,058,772
Gross unrealized depreciation	(57,563,159)
Net unrealized depreciation	$(38,504,387)

At June 30, 2009, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
90-Day Eurodollar	375	9/09	$91,807,381	$93,121,875	$1,314,494
90-Day Eurodollar	154	6/10	37,722,606	37,905,175	182,569
90-Day Eurodollar	188	9/10	45,987,996	46,097,600	109,604
90-Day Eurodollar	95	12/10	23,115,103	23,202,563	87,460
90-Day Eurodollar	144	3/11	35,216,898	35,047,800	(169,098)
U.S. Treasury 2-Year Notes	78	9/09	16,910,289	16,865,063	(45,226)
U.S. Treasury 5-Year Notes	711	9/09	82,291,481	81,565,031	(726,450)
					753,353
Contracts to Sell:
U.S. Treasury 10-Year Notes	386	9/09	44,266,630	44,878,531	(611,901)
Net unrealized gain on open futures contracts					$141,452

At June 30, 2009, the Fund held TBA securities with a total cost of $115,170,040.

During the six months ended June 30, 2009, written option transactions for the Fund were as follows:

	NUMBER OF CONTRACTS	PREMIUMS
Written options, outstanding December 31, 2008	462	$409,909
Options written	878	392,780
Options closed	(133)	(82,527)
Options expired	(832)	(429,487)
Written options, outstanding June 30, 2009	375	$290,675

30	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2009.

ASSET DERIVATIVES
	INTEREST RATE CONTRACTS RISK[1]	OTHER CONTRACTS RISK[2]	TOTAL
Futures contracts[3]	$1,694,127	—	$1,694,127

[1]	Balance sheet location: Receivables, Net Assets—Unrealized appreciation (depreciation)

[2]	Balance sheet location: Receivables

[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

LIABILITY DERIVATIVES
	INTEREST RATE CONTRACTS RISK[1]	OTHER CONTRACTS RISK[2]	TOTAL
Written options	$1,600,781	—	$1,600,781
Futures contracts[3]	1,552,675	—	1,552,675
Total	$3,153,456	—	$3,153,456

[1]	Balance sheet location: Payables, Net Assets—Unrealized appreciation (depreciation)

[2]	Balance sheet location: Payables

[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Written options	$498,947	—	$498,947
Futures contracts	(534,869)	—	(534,869)
Total	$(35,922)	—	$(35,922)

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Written options	$(56,046)	—	$(56,046)
Futures contracts	3,775,571	—	3,775,571
Total	$3,719,525	—	$3,719,525

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class 1	—	$57,778	$5,206
Class A	$542,473	278,511	26,257
Class B	261,676	93,896	10,006
Class C	251,085	151,606	6,004
Class I	—	142	22
Total	$1,055,234	$581,933	$47,495

For the six months ended June 30, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/ REIMBURSEMENTS
Class 1	$55,822
Class A	245,986
Class B	65,654
Class C	49,114
Class I	904
Total	$417,480

32	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

6. Distributions to shareholders by class

	SIX MONTHS ENDED JUNE 30, 2009	YEAR ENDED DECEMBER 31, 2008
Net Investment Income:
Class 1	$1,073,299	$2,847,731
Class A	7,898,557	18,015,321
Class B	1,066,190	2,948,109
Class C	1,043,883	2,745,313
Class I	49,532	422,148
Total	$11,131,461	$26,978,622

7. Shares of beneficial interest

At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED JUNE 30, 2009		YEAR ENDED DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class 1
Shares issued on reinvestment	114,325	$1,073,874	300,769	$2,838,563
Shares repurchased	(457,896)	(4,292,546)	(1,032,437)	(9,770,527)
Net decrease	(343,571)	$(3,218,672)	(731,668)	$(6,931,964)
Class A
Shares sold	5,367,379	$50,242,996	7,749,394	$72,981,419
Shares issued on reinvestment	797,014	7,477,669	1,633,305	15,375,776
Shares repurchased	(6,811,517)	(63,806,145)	(11,048,025)	(104,059,990)
Shares issued with merger	—	—	4,091,290	37,570,016
Net increase (decrease)	(647,124)	$(6,085,480)	2,425,964	$21,867,221
Class B
Shares sold	1,069,222	$10,016,101	1,681,023	$15,873,793
Shares issued on reinvestment	110,499	1,037,883	289,705	2,732,152
Shares repurchased	(1,772,649)	(16,613,506)	(2,708,366)	(25,546,119)
Net decrease	(592,928)	$(5,559,522)	(737,638)	$(6,940,174)

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

	SIX MONTHS ENDED JUNE 30, 2009		YEAR ENDED DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold	1,452,367	$13,613,151	3,952,307	$37,353,339
Shares issued on reinvestment	107,893	1,013,128	269,005	2,535,667
Shares repurchased	(1,896,673)	(17,782,689)	(3,882,063)	(36,606,891)
Net increase (decrease)	(336,413)	$(3,156,410)	339,249	$3,282,115
Class I
Shares sold	57,229	$539,082	153,910	$1,468,191
Shares issued on reinvestment	4,433	41,734	40,686	384,832
Shares repurchased	(27,837)	(262,470)	(1,129,712)	(10,582,691)
Shares issued with merger	—	—	133,041	1,224,442
Net increase (decrease)	33,825	$318,346	(802,075)	$(7,505,226)

8. Transfer of net assets

On December 5, 2008, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Intermediate-Term U.S. Government Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Acquired Fund shareholders on November 24, 2008. Holders of Class A, Class B and Class C shares of the Acquired Fund received Class A shares of the Fund, and holders of Class O shares of the Acquired Fund received Class I shares of the Fund. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

ACQUIRED FUND	SHARES ISSUED BY THE FUND	TOTAL NET ASSETS OF THE LEGG MASON PARTNERS INTERMEDIATE-TERM U.S. GOVERNMENT FUND	TOTAL NET ASSETS OF THE FUND
Legg Mason Partners Intermediate-Term U.S. Government Fund	4,224,331	$38,794,458	$597,712,634

The total net assets of the Acquired Fund before acquisition included unrealized depreciation of $(8,853,396), accumulated net realized loss of $(3,256,714) and overdistributed net investment income of $(2,275). Total net assets of the Fund immediately after the transfer were $636,507,092. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

9. Capital loss carryforward

As of December 31, 2008, the Fund had a net capital loss carryforward of approximately $31,561,221, of which $777,138 expires in 2010, $1,254,457 expires in 2011, $5,117,373 expires in 2012, $9,929,664 expires in 2013,

34	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

$12,599,983 expires in 2014 and $1,882,606 expires in 2015. These amounts will be available to offset any future taxable capital gains.

10. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

11. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive

36	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 10. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	37

Notes to financial statements (unaudited) continued

attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

12. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset/CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and

38	Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report

recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Legg Mason Partners Government Securities Fund 2009 Semi-Annual Report	39

Legg Mason Partners

Government Securities Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Government Securities Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Government Securities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh largest money manager in the world according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0408 8/09 SR09-879

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

  Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

  Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

  Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

  Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

  Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

  (a) (1) Not applicable.

  Exhibit 99.CODE ETH

  (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

  Exhibit 99.CERT

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

  Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	September 2, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date:	September 2, 2009